Acquisition of Windfall Project, Acquisition of Osisko Mining Incorporated - Summary of total purchase consideration Osisko acquisition (Details) $ in Millions, $ in Millions	Oct. 25, 2024 USD ($)	Oct. 25, 2024 CAD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 CAD ($)	Oct. 25, 2024 CAD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 CAD ($)	Dec. 21, 2023 CAD ($)	May 02, 2023 USD ($)	May 02, 2023 CAD ($)
Disclosure of equity-accounted investees [Line Items]
Carrying value of previous joint venture			$ 0.0			$ 538.6
Windfall Project
Disclosure of equity-accounted investees [Line Items]
Carrying value of previous joint venture	$ 519.3		$ 0.0	$ 0.0	$ 723.5	$ 538.6	$ 713.6
Windfall Project | C$300.0 million contingent consideration
Disclosure of equity-accounted investees [Line Items]
Contingent and exploration considerations	$ 200.4			300.0	$ 279.2		300.0	$ 300.0	$ 190.8	$ 258.4
Windfall Project | C$75.0 million exploration consideration
Disclosure of equity-accounted investees [Line Items]
Contingent and exploration considerations				$ 75.0			$ 75.0		$ 39.1	$ 52.9
Percentage initial exploration funding			1	1		1	1
Percentage of exploration purchased back	0.50				0.50
Derecognition of contingent consideration liability	$ 22.8	$ 31.7
Apportionment of exploration consideration	0.50				0.50
Osisko Mining Incorporated
Disclosure of equity-accounted investees [Line Items]
Portion of consideration paid consisting of cash and cash equivalents	$ 1,483.2	2,060.6
Transaction costs	8.5	11.9
Pre-existing payable	79.2				$ 110.3	$ 79.2	$ 110.3
Consideration paid	1,708.6	2,374.8
Derecognition of contingent consideration liability	22.8	$ 31.7
Osisko Mining Incorporated | C$300.0 million contingent consideration
Disclosure of equity-accounted investees [Line Items]
Contingent and exploration considerations	200.4				279.2
Osisko Mining Incorporated | C$75.0 million exploration consideration
Disclosure of equity-accounted investees [Line Items]
Contingent and exploration considerations	$ 22.8				$ 31.7